Organization and Business Description (Details) - USD ($)							6 Months Ended
		Sep. 03, 2025	Sep. 27, 2024	Jul. 15, 2024	Mar. 29, 2021	Mar. 25, 2021	Mar. 31, 2026	Mar. 31, 2025	Feb. 13, 2026	Sep. 30, 2025	Mar. 24, 2025	Nov. 12, 2024	Sep. 30, 2024	Jul. 27, 2023	Jul. 03, 2023
Ordinary Shares [Member]
Organization and Business Description [Line Items]
Ordinary shares (in Shares)								468,750
Ordinary shares, shares outstanding (in Shares)							563,338	563,338		563,338			42,880
Reorganization [Member]
Organization and Business Description [Line Items]
Cancelling the paid-up capital (in Dollars)		$ 11.24999
Reorganization [Member] | Cede & Co [Member]
Organization and Business Description [Line Items]
Ordinary shares par value		$ 0.00001
Ordinary shares (in Shares)		559,868
Reorganization [Member] | Christopher Lin [Member]
Organization and Business Description [Line Items]
Ordinary shares par value		$ 0.00001
Ordinary shares (in Shares)		1
Reorganization [Member] | Michael Olson [Member]
Organization and Business Description [Line Items]
Ordinary shares par value		$ 0.00001
Ordinary shares (in Shares)		1
Reorganization [Member] | Daniel J Sleiman [Member]
Organization and Business Description [Line Items]
Ordinary shares par value		$ 0.00001
Ordinary shares (in Shares)		1
Reorganization [Member] | Sununion Holding Group Limited [Member]
Organization and Business Description [Line Items]
Ordinary shares par value		$ 0.00001
Ordinary shares (in Shares)		3,467
Reorganization [Member] | Capital Reduction [Member]
Organization and Business Description [Line Items]
Ordinary shares par value		$ 0.00001
Sub-divided into ordinary shares (in Shares)		12,020,495,313,338
Unissued preferred shares (in Shares)		1,250,000
Reorganization [Member] | Capital Reduction [Member] | Ordinary Shares [Member]
Organization and Business Description [Line Items]
Ordinary shares par value		$ 11.25
Reorganization [Member] | Sub -Division [Member]
Organization and Business Description [Line Items]
Ordinary shares par value		0.00001
Preferred shares par value		$ 11.25
Sub-divided into ordinary shares (in Shares)		1,125,000
Reorganization [Member] | Nasdaq Global Market [Member]
Organization and Business Description [Line Items]
Ordinary price per share						$ 5
Reorganization [Member] | Authorized Share Capital Increase [Member]
Organization and Business Description [Line Items]
Share capital (in Dollars)			$ 140,625,000
Reorganization [Member] | Authorized Share Capital Increase [Member] | Ordinary Shares [Member] | Board of Directors Chairman [Member]
Organization and Business Description [Line Items]
Ordinary shares (in Shares)			6,750,000,000
Reorganization [Member] | Authorized Share Capital Increase [Member] | Preferred Stock [Member]
Organization and Business Description [Line Items]
Preferred shares (in Shares)			750,000,000
IPO [Member] | Reorganization [Member] | Nasdaq Global Market [Member]
Organization and Business Description [Line Items]
Ordinary shares (in Shares)						5,000,000
Ordinary shares par value						$ 0.003125
Net proceeds (in Dollars)					$ 28,750,000
Over-Allotment Option [Member] | Reorganization [Member] | Nasdaq Global Market [Member]
Organization and Business Description [Line Items]
Ordinary shares (in Shares)					750,000
Net proceeds of over-allotment (in Dollars)					$ 25,600,000
Self-Underwritten Public Offering [Member] | Reorganization [Member]
Organization and Business Description [Line Items]
Ordinary price per share				$ 1.25
Net proceeds (in Dollars)				$ 24,625,000
Self-Underwritten Public Offering [Member] | Reorganization [Member] | Ordinary Shares [Member]
Organization and Business Description [Line Items]
Ordinary shares (in Shares)				20,000,000
Ordinary shares par value				$ 0.01875
Universe Inc [Member]
Organization and Business Description [Line Items]
Incorporation date							Dec. 11, 2019
Ownership interest percentage							100.00%
Universe HK [Member]
Organization and Business Description [Line Items]
Incorporation date							May 21, 2014
Jiangxi Universe
Organization and Business Description [Line Items]
Incorporation date							Mar. 02, 1998
Jiangxi Universe [Member]
Organization and Business Description [Line Items]
Ownership interest percentage							100.00%
Universe Technology [Member]
Organization and Business Description [Line Items]
Ownership interest percentage							100.00%
2023 Share Consolidation [Member] | Reorganization [Member] | Board of Directors [Member]
Organization and Business Description [Line Items]
Preferred shares (in Shares)														16,666,666.6666
Preferred shares par value														$ 0.01875
2023 Share Consolidation [Member] | Reorganization [Member] | Ordinary Shares [Member]
Organization and Business Description [Line Items]
Ordinary shares par value															$ 0.003125
2023 Share Consolidation [Member] | Reorganization [Member] | Preferred Stock [Member] | Board of Directors [Member]
Organization and Business Description [Line Items]
Preferred shares (in Shares)														100,000,000
Preferred shares par value														$ 0.003125
2024 Share Consolidation [Member] | Reorganization [Member]
Organization and Business Description [Line Items]
Share capital (in Dollars)												$ 140,625,000
2024 Share Consolidation [Member] | Reorganization [Member] | Ordinary Shares [Member]
Organization and Business Description [Line Items]
Ordinary shares par value												$ 0.28125
Ordinary shares (in Shares)												450,000,000
2024 Share Consolidation [Member] | Reorganization [Member] | Preferred Stock [Member]
Organization and Business Description [Line Items]
Preferred shares (in Shares)												50,000,000
Preferred shares par value												$ 0.28125
2025 Share Consolidation [Member] | Reorganization [Member]
Organization and Business Description [Line Items]
Share capital (in Dollars)											$ 140,625,000
Preferred shares (in Shares)											1,250,000
Ordinary shares par value											$ 0.28125
2025 Share Consolidation [Member] | Reorganization [Member] | Ordinary Shares [Member]
Organization and Business Description [Line Items]
Ordinary shares par value											$ 11.25
Ordinary shares (in Shares)											11,250,000
Preferred shares par value											$ 11.25
Capital Alteration [Member] | Reorganization [Member]
Organization and Business Description [Line Items]
Ordinary shares par value		$ 0.00001
Share capital (in Dollars)		$ 134,287,453.13338
Ordinary shares (in Shares)		12,022,495,313,338
Preferred shares (in Shares)		1,250,000
Preferred shares par value		$ 11.25
Capital Alteration [Member] | Reorganization [Member] | Ordinary Shares [Member]
Organization and Business Description [Line Items]
Ordinary shares par value		$ 0.00001
Share capital (in Dollars)		$ 20,000
Ordinary shares (in Shares)		2,000,000,000
Shareholders [Member] | Reorganization [Member] | Authorized Share Capital Increase [Member] | Ordinary Shares [Member]
Organization and Business Description [Line Items]
Ordinary shares par value			$ 0.01875
Shareholders [Member] | Reorganization [Member] | Authorized Share Capital Increase [Member] | Preferred Stock [Member]
Organization and Business Description [Line Items]
Preferred shares par value			$ 0.01875
Shareholders [Member] | 2024 Share Consolidation [Member] | Reorganization [Member]
Organization and Business Description [Line Items]
Additional shares (in Shares)												1
Shareholders [Member] | 2024 Share Consolidation [Member] | Reorganization [Member] | Ordinary Shares [Member]
Organization and Business Description [Line Items]
Ordinary shares par value												$ 0.28125
Ordinary shares, shares issued (in Shares)												15
Ordinary shares par value												$ 0.01875
Shareholders [Member] | 2025 Share Consolidation [Member] | Reorganization [Member] | Ordinary Shares [Member]
Organization and Business Description [Line Items]
Ordinary shares par value											$ 11.25
Ordinary shares, shares issued (in Shares)											40
Minimum [Member] | Reorganization [Member]
Organization and Business Description [Line Items]
Ordinary shares par value															$ 0.003125
Share capital (in Dollars)															$ 312,500
Preferred shares par value															$ 0.003125
Minimum [Member] | Reorganization [Member] | Ordinary Shares [Member]
Organization and Business Description [Line Items]
Ordinary shares (in Shares)															90,000,000
Minimum [Member] | Reorganization [Member] | Preferred Stock [Member]
Organization and Business Description [Line Items]
Preferred shares (in Shares)															10,000,000
Minimum [Member] | 2023 Share Consolidation [Member] | Reorganization [Member] | Board of Directors [Member]
Organization and Business Description [Line Items]
Ordinary shares par value														$ 0.01875
Ordinary shares, shares issued (in Shares)														3,625,000
Ordinary shares, shares outstanding (in Shares)														3,625,000
Minimum [Member] | Shareholders [Member] | 2023 Share Consolidation [Member] | Reorganization [Member] | Board of Directors [Member]
Organization and Business Description [Line Items]
Ordinary shares (in Shares)														150,000,000
Minimum [Member] | Shareholders [Member] | 2023 Share Consolidation [Member] | Reorganization [Member] | Common Stock One [Member] | Board of Directors [Member]
Organization and Business Description [Line Items]
Ordinary shares par value														$ 0.01875
Maximum [Member] | Reorganization [Member]
Organization and Business Description [Line Items]
Share capital (in Dollars)															$ 3,125,000
Ordinary shares (in Shares)															900,000,000
Maximum [Member] | Reorganization [Member] | Preferred Stock [Member]
Organization and Business Description [Line Items]
Ordinary shares par value															$ 0.003125
Preferred shares (in Shares)															100,000,000
Preferred shares par value															$ 0.003125
Maximum [Member] | 2023 Share Consolidation [Member] | Reorganization [Member] | Ordinary Shares [Member] | Board of Directors [Member]
Organization and Business Description [Line Items]
Ordinary shares par value														$ 0.003125
Ordinary shares (in Shares)														900,000,000
Maximum [Member] | 2023 Share Consolidation [Member] | Reorganization [Member] | Common Stock One [Member] | Board of Directors [Member]
Organization and Business Description [Line Items]
Ordinary shares par value														$ 0.003125
Ordinary shares, shares issued (in Shares)														21,750,000
Ordinary shares, shares outstanding (in Shares)														21,750,000
Maximum [Member] | Shareholders [Member] | Reorganization [Member] | Authorized Share Capital Increase [Member]
Organization and Business Description [Line Items]
Share capital (in Dollars)			$ 3,125,000
Ordinary shares (in Shares)			150,000,000
Maximum [Member] | Shareholders [Member] | Reorganization [Member] | Authorized Share Capital Increase [Member] | Ordinary Shares [Member]
Organization and Business Description [Line Items]
Ordinary shares par value			$ 0.01875
Maximum [Member] | Shareholders [Member] | Reorganization [Member] | Authorized Share Capital Increase [Member] | Preferred Stock [Member]
Organization and Business Description [Line Items]
Preferred shares (in Shares)			16,666,666.6666
Class A Ordinary Shares [Member]
Organization and Business Description [Line Items]
Ordinary shares par value	[1]						$ 0.00001			$ 11.25
Ordinary shares (in Shares)	[1]						1,800,000,000			2,000,000,000
Ordinary shares, shares issued (in Shares)	[1]						563,338			563,338
Ordinary shares, shares outstanding (in Shares)	[1]						563,338			563,338
Class A Ordinary Shares [Member] | Reorganization [Member]
Organization and Business Description [Line Items]
Share capital (in Dollars)		$ 18,000							$ 20,000
Class A Ordinary Shares [Member] | Reorganization [Member] | Cede & Co [Member]
Organization and Business Description [Line Items]
Ordinary shares (in Shares)		559,868
Class A Ordinary Shares [Member] | Reorganization [Member] | Christopher Lin [Member]
Organization and Business Description [Line Items]
Ordinary shares (in Shares)		1
Class A Ordinary Shares [Member] | Reorganization [Member] | Michael Olson [Member]
Organization and Business Description [Line Items]
Ordinary shares (in Shares)		1
Class A Ordinary Shares [Member] | Reorganization [Member] | Nasdaq Capital Market [Member]
Organization and Business Description [Line Items]
Ordinary shares par value									$ 0.00001
Ordinary shares (in Shares)									1,800,000,000
Class A Ordinary Shares [Member] | Capital Alteration [Member] | Reorganization [Member]
Organization and Business Description [Line Items]
Ordinary shares par value		$ 0.00001
Ordinary shares (in Shares)		1,800,000,000
Class A Ordinary Shares [Member] | Capital Alteration [Member] | Reorganization [Member] | Daniel J Sleiman [Member]
Organization and Business Description [Line Items]
Ordinary shares (in Shares)		1
Class A Ordinary Shares [Member] | Capital Alteration [Member] | Reorganization [Member] | New Share Classes [Member]
Organization and Business Description [Line Items]
Voting rights per share		100
Class B Ordinary Shares [Member]
Organization and Business Description [Line Items]
Ordinary shares par value							$ 0.00001			$ 0.00001
Ordinary shares (in Shares)							200,000,000
Ordinary shares, shares issued (in Shares)
Ordinary shares, shares outstanding (in Shares)
Class B Ordinary Shares [Member] | Reorganization [Member]
Organization and Business Description [Line Items]
Share capital (in Dollars)		$ 2,000
Class B Ordinary Shares [Member] | Reorganization [Member] | Sununion Holding Group Limited [Member]
Organization and Business Description [Line Items]
Ordinary shares (in Shares)		3,467
Class B Ordinary Shares [Member] | Reorganization [Member] | Nasdaq Capital Market [Member]
Organization and Business Description [Line Items]
Ordinary shares par value									$ 0.00001
Ordinary shares (in Shares)									200,000,000
Class B Ordinary Shares [Member] | Reorganization [Member] | New Share Classes [Member]
Organization and Business Description [Line Items]
Ordinary shares par value		$ 0.00001
Class B Ordinary Shares [Member] | Capital Alteration [Member] | Reorganization [Member]
Organization and Business Description [Line Items]
Ordinary shares par value		$ 0.00001
Ordinary shares (in Shares)		200,000,000

[1]	The dual-class share structure became effective on February 13, 2026.